Equity - Schedule of Total Equity (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2025 £ / shares	Dec. 31, 2024 £ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Equity - Acquired Share capital PureTech LLC [Line Items]
Par value per share (in GBP per share) | £ / shares			£ 0.01	£ 0.01
Purchase of treasury stock (in shares) | shares		18,506,177
Share capital, £0.01 par value, issued and paid 257,927,489, as of December 31, 2025 and 2024	$ 4,860	$ 4,860
Share premium	290,262	290,262
Treasury shares, 16,243,451 and 18,506,177 as of December 31, 2025 and 2024, respectively	(41,154)	(46,864)
Merger reserve	138,506	138,506
Translation reserve	182	182
Other reserves	(3,352)	(4,726)
Retained earnings/(accumulated deficit)	(77,231)	32,486
Equity attributable to the owners of the Group	312,073	414,707
Non-controlling interests	(6,397)	(6,774)
Total equity	$ 305,676	$ 407,933			$ 458,232	$ 547,589
Common
Equity - Acquired Share capital PureTech LLC [Line Items]
Number of shares issued and fully paid (in shares) | shares	257,927,489	257,927,489
Purchase of treasury stock (in shares) | shares	16,243,451	18,506,177